                          DRINKER BIDDLE & REATH LLP
                               ONE LOGAN SQUARE
                             18TH & CHERRY STREETS
                            PHILADELPHIA, PA 19103
                                (215) 988-2700
                             (215) 988-2757 (FAX)
                                  www.dbr.com



                                August 3, 2001


VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

  Re:  Excelsior Tax-Exempt Funds, Inc.
       File Nos. 2-93068/811-4101
       --------------------------

Ladies and Gentlemen:

          On behalf of Excelsior Tax-Exempt Funds, Inc. (the "Company") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that the:

          a) Prospectus for the Short-Term Tax-Exempt Securities, Intermediate-Term Tax-Exempt, Long-Term Tax-Exempt, New York Intermediate-Term Tax-Exempt and California Tax-Exempt Income Funds dated August 1, 2001;

          b) Prospectus for the Tax-Exempt Money and New York Tax-Exempt Money Funds dated August 1, 2001;

          c) Statement of Additional Information for the Short-Term Tax-Exempt Securities, Intermediate-Term Tax-Exempt and Long-Term Tax-Exempt Funds dated August 1, 2001;

          d) Statement of Additional Information for the New York Intermediate-Term Tax-Exempt Fund dated August 1, 2001;

          e) Statement of Additional Information for the California Tax-Exempt Income Fund dated August 1, 2001; and

          f) Statement of Additional Information for the Tax-Exempt Money and New York Tax-Exempt Money Funds dated August 1, 2001 that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectuses and Statements of Additional Information contained in the Company's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended ("PEA #31"), which was filed on July 30, 2001; and (ii) the text of PEA #31 has been filed electronically.

          Questions and comments concerning this letter may be directed to the undersigned at (215) 988-1146.

                                        Very truly yours,



                                        /s/Diana E. McCarthy
                                        --------------------
                                        Diana E. McCarthy


cc: Michael P. Malloy, Esq.